Income Taxes	12 Months Ended
Mar. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note 7. Income Taxes

The Company is included in the U.S. federal and state (California) tax returns with its Former Parent through the March 26, 2014 closing date of the IPO. However, this footnote has been presented as if the Company was filing tax returns on a separate, stand-alone basis during the pre-IPO periods. Post-IPO, the Company will file separate, stand-alone tax returns.
The following summarizes the income tax provision (benefit):

	For The Years Ended March 31,
	2014	2013
Federal
Current	$—	$—
Deferred	(1,031,000)	(177,000)
State and local
Current	—	—
Deferred	(182,000)	(26,000)
	(1,213,000)	(203,000)
Change in valuation allowance	1,213,000	203,000
Income tax provision (benefit)	$—	$—
The Company has the following net deferred tax assets:

	For The Years Ended March 31,
	2014	2013
Expected federal statutory rate	(34.0)%	(34.0)%
State tax rate, net of federal benefit	(6.0)%	(4.8)%
Change in effective state tax rate	(0.3)%	0.0%
Other permanent	1.3%	0.0%
Change in valuation allowance	39.0%	38.8%
Income tax provision (benefit)	0.0%	0.0%
A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	March 31,
	2014	2013
Net operating loss carryforwards	$1,427,000	$214,000
Valuation allowance	(1,427,000)	(214,000)
Net deferred tax assets	$—	$—
For the years ended March 31, 2014 and 2013, the Company had approximately $3,567,000 and $551,000 of federal and state net operating loss carryovers (“NOLs”), respectively, which begin to expire if not utilized in 2033. These net operating loss carryovers are subject to annual limitations under Internal Revenue Code Section 382 because there was a greater than 50% ownership change in connection with the March 26, 2014 closing of the IPO.
The Company, after considering all available evidence, fully reserved its deferred tax assets since it is more likely than not that such benefits will not be realized in future periods. The Company has incurred losses for both financial reporting and income tax purposes for the years ended March 31, 2014 and 2013. The Company will continue to evaluate its deferred tax assets to determine whether any changes in circumstances could affect the realization of their future benefit. If it is determined in future periods that portions of the Company’s deferred tax assets satisfy the realization standards, the valuation allowance will be reduced accordingly.
The Company does not have any tax positions for which it is reasonably possible that the total amount of gross unrecognized tax benefits will increase or decrease within 12 months of March 31, 2014. The unrecognized tax benefits may increase or change during the next year for items that arise in the ordinary course of business. The earliest Former Parent tax returns that include the Company’s carryforward NOLs, which remain subject to examination by tax authorities are those for the fiscal period ended March 31, 2013. The Company has elected to reflect interest and penalties attributable to income taxes, to the extent they arise, as a component of its income tax provision or benefit.